UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4870

General New York Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

General New York Municipal Money Market Fund

ANNUAL REPORT November 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Information About the Review and Approval
of the Fund’s Management Agreement
40	Board Members Information
43	Officers of the Fund

FOR MORE INFORMATION

Back Cover

General New York
Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this annual report for General New York Municipal Money Market Fund, covering the 12-month period from December 1, 2007, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked declines in virtually all areas of the financial markets.According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.

The federal government subsequently stepped in with a number of measures, including aTemporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through November 30, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2008, General NewYork Municipal Money Market Fund’s Class A and Class B shares produced yields of 2.10% and 1.71%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 2.12% and 1.72%, respectively.1

Tax-exempt money market instruments were influenced by a faltering U.S. economy, an intensifying financial crisis and declining short-term interest rates during the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in New York’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to main-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Economic Slump and Financial Crisis Roiled Money Markets

Economic conditions began to deteriorate early in the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) reduced the overnight federal funds rate from 4.25% at the start of the reporting period to 1.00% at the end.As short-term interest rates declined, so did yields of tax-exempt money market instruments.

Meanwhile, a credit crisis intensified as mortgage foreclosure rates surged and institutional investors continued to de-lever their portfolios, selling their more liquid and creditworthy holdings to meet margin calls resulting from severe losses in mortgage- and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it mushroomed into a global financial crisis over the summer of 2008, leading to the failures and government bailouts of several major financial institutions.

The money markets were not immune to the financial crisis, as credit concerns caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program specifically for money market funds.

With the Fed and U.S. Treasury supporting banks and short-term lending,much of the stress in the system appeared to have been mitigated by the reporting period’s end. Although liquidity concerns regarding VRDNs pushed their yields higher in September, the VRDN market subsequently stabilized, with liquidity and yields returning to normalized levels and tax-exempt money market funds seeing positive cash flows.

The financial crisis and economic downturn put pressure on the fiscal conditions of the state and city of NewYork, which were undermined by massive job losses on Wall Street. As of the reporting period’s end, both the state and city were searching for ways to bridge projected revenue shortfalls.

Independent Research Helps Avoid Credit Problems

As always, we have invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of the fund’s holdings.

Over much of the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields for as long as we deemed practical while interest rates fell. However, we recently shortened the fund’s weighted average maturity to weather the dislocations caused by the financial crisis.This enabled us to take greater advantage of the outsized yields offered by VRDNs at the time.

Maintaining a Conservative Investment Posture

As the financial crisis persisted,the Fed reduced the federal funds rate further in December to a range of 0% – 0.25% in its latest effort to support the credit markets and economic activity. We intend to maintain the fund’s conservative credit selection strategy and current weighted average maturity until we are confident that the crisis and volatility that typically affects the tax-exempt money markets at year-end have passed.

December 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-
NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT)
for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s
Class A shares would have produced a yield of 2.09% and an effective yield of 2.11% and Class
B shares would have produced a yield of 1.65% and an effective yield of 1.66%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2008
	Class A	Class B

Expenses paid per $1,000†	$ 3.06	$ 5.02
Ending value (after expenses)	$1,009.70	$1,007.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2008
	Class A	Class B

Expenses paid per $1,000†	$ 3.08	$ 5.05
Ending value (after expenses)	$1,021.95	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of .61% for Class A shares and 1.00% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008

Short-Term	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)		Value ($)

Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	1.20	12/7/08	3,240,000	[a]	3,240,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project)
(LOC; Key Bank)	1.50	12/7/08	4,955,000	[a]	4,955,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)	0.90	12/7/08	3,495,000	[a]	3,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	2.10	12/7/08	3,055,000	[a]	3,055,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.80	12/1/08	1,800,000	[a]	1,800,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)	2.50	12/7/08	2,075,000	[a]	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	1.60	12/7/08	2,270,000	[a]	2,270,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	1.60	12/7/08	1,120,000	[a]	1,120,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	2.55	12/7/08	7,900,000	[a]	7,900,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Key Bank)	2.50	12/7/08	1,400,000	[a]	1,400,000
Avoca Central School District,
GO Notes, BAN	3.00	6/26/09	6,151,264		6,180,289
Babylon Industrial Development
Agency, IDR (J. D’Addario and
Company, Inc. Project) (LOC;
Bank of America)	1.30	12/7/08	1,800,000	[a]	1,800,000
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie
and Wyoming, RAN	4.00	12/30/08	4,000,000		4,002,617
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Insured; Radian Group and
Liquidity Facility; Key Bank)	1.50	12/7/08	9,500,000	[a]	9,500,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	1.50	12/7/08	2,000,000	[a]	2,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue
(Brookview Inc. Project)
(LOC; M&T Bank)	1.08	12/7/08	10,610,000	[a]	10,610,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	2,309,000		2,311,294
East Irondequoit Central School
District, GO Notes, BAN	2.50	6/18/09	2,590,000		2,598,303
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	1.70	12/7/08	2,200,000	[a]	2,200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC; Key Bank)	1.70	12/7/08	2,150,000	[a]	2,150,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	1.17	12/7/08	4,700,000	[a]	4,700,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	1.14	12/7/08	6,000,000	[a]	6,000,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	1.25	12/7/08	320,000	[a]	320,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	2.00	12/7/08	3,840,000	[a]	3,840,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	1.04	12/7/08	7,550,000	[a,b]	7,550,000
Gloversville City School District,
GO Notes, BAN	3.00	9/11/09	9,000,000		9,047,899
Greene Central School District,
GO Notes, BAN	2.50	2/20/09	2,000,000		2,001,731
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,600,000		4,629,394
Hancock Central School District,
GO Notes, BAN	2.75	6/26/09	5,856,000		5,875,495
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;
Goldman Sachs Group and LOC;
Goldman Sachs Group)	1.04	12/7/08	6,000,000	[a,b]	6,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy Corporation)
(LOC; Societe Generale)	0.85	12/7/08	5,200,000	[a]	5,200,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.62	12/7/08	6,000,000	[a,b]	6,000,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	2,000,000		2,001,106
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	1.00	12/1/08	10,705,000	[a]	10,705,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	12/7/08	50,000,000	[a]	50,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentale)	1.25	12/1/08	2,900,000	[a]	2,900,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	2.30	12/7/08	2,135,000	[a]	2,135,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	1.25	12/7/08	245,000	[a]	245,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Bank)	2.10	12/7/08	2,700,000	[a]	2,700,000

Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Naples Central School District,
GO Notes, BAN	2.25	6/16/09	2,500,000		2,504,628
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	1.08	12/7/08	5,000,000	[a]	5,000,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	1.13	12/7/08	9,000,000	[a]	9,000,000
New York City,
GO Notes	5.75	5/15/09	125,000		127,034
New York City,
GO Notes	5.75	5/15/09	2,705,000		2,749,013
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.75	12/1/08	3,000,000	[a]	3,000,000
New York City,
GO Notes (LOC; Bank of America)	1.15	12/1/08	18,035,000	[a]	18,035,000
New York City,
GO Notes (LOC; Bank of America)	0.95	12/7/08	29,000,000	[a]	29,000,000
New York City Housing
Development Corporation,
MFHR (Liquidity Facility;
Dexia Credit Locale)	2.35	12/7/08	15,000,000	[a]	15,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.85	12/7/08	5,000,000	[a]	5,000,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA and LOC; FNMA)	0.70	12/7/08	3,000,000	[a]	3,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC;
RBS Citizens NA)	0.90	12/7/08	4,600,000	[a]	4,600,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	1.12	12/7/08	5,185,000	[a]	5,185,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Convent of
the Sacred Heart School of New
York Project) (LOC; Allied
Irish Banks)	3.25	12/7/08	950,000	[a]	950,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York—Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	1.13	12/7/08	3,570,000	[a]	3,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	1.12	12/7/08	6,340,000	[a]	6,340,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Lycee
Francais de New York Project)
(LOC; TD Banknorth NA)	0.98	12/7/08	3,350,000	[a]	3,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project)
(LOC; Key Bank)	2.50	12/7/08	4,175,000	[a]	4,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	1.10	12/7/08	3,000,000	[a]	3,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	1.32	12/7/08	1,720,000	[a]	1,720,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase Bank)	1.18	12/7/08	3,400,000	[a]	3,400,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Bank)	6.25	12/7/08	1,200,000	[a]	1,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.25	12/1/08	9,000,000	[a]	9,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	1.20	12/1/08	2,300,000	[a]	2,300,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Citibank NA)	1.20	12/1/08	1,750,000	[a]	1,750,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.75	12/1/08	4,900,000	[a]	4,900,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	1.20	12/1/08	3,530,000	[a]	3,530,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.75	12/1/08	2,500,000	[a]	2,500,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	0.90	12/7/08	10,000,000	[a]	10,000,000
New York State Dormitory
Authority, Revenue (Cornell
University) (Liquidity
Facility; Bank of America)	0.75	12/1/08	2,000,000	[a]	2,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.10	12/7/08	10,390,000	[a]	10,390,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	1.15	12/7/08	18,125,000	[a]	18,125,000
New York State Dormitory
Authority, Revenue (Rochester
Friendly Home) (LOC; M&T Bank)	0.85	12/7/08	5,000,000	[a]	5,000,000
New York State Dormitory
Authority, Revenue (Saint
Lawrence University) (LOC; RBS
Citizens NA)	0.80	12/7/08	1,000,000	[a]	1,000,000
New York State Dormitory
Authority, Revenue (The
Culinary Institute of America)
(LOC; TD Banknorth NA)	0.90	12/7/08	4,900,000	[a]	4,900,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.70	12/7/08	6,700,000	[a]	6,700,000
New York State Housing Finance
Agency, Housing Revenue (300
East 39 Street) (Liquidity
Facility; FNMA and LOC; FNMA)	0.80	12/7/08	4,800,000	[a]	4,800,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	2.85	12/7/08	9,900,000	[a]	9,900,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	1.45	12/7/08	2,000,000	[a]	2,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York State Housing Finance
Agency, Housing Revenue
(Rip Van Winkle House)
(LOC; FHLMC)	1.20	12/7/08	6,500,000	[a]	6,500,000
New York State Housing Finance
Agency, Housing Revenue (Sea
Park West Apartments)
(LOC; FHLMC)	1.20	12/7/08	5,800,000	[a]	5,800,000
New York State Housing Finance
Agency, Housing Revenue (Tower
31) (Liquidity Facility; FHLMC
and LOC; FHLMC)	0.85	12/7/08	10,000,000	[a]	10,000,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	0.80	12/7/08	9,400,000	[a]	9,400,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank NA)	1.05	12/7/08	5,070,000	[a,b]	5,070,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	2.35	12/7/08	10,000,000	[a]	10,000,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	1.14	12/7/08	6,115,000	[a,b]	6,115,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,600,000		2,608,461
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	2.00	12/7/08	3,115,000	[a]	3,115,000
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,520,000		2,523,204
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; RBS Citizens NA)	1.05	12/7/08	3,825,000	[a]	3,825,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ontario County Industrial
Development Agency, IDR
(Robert C. Horton LLC/Ultrafab, Inc.
Facility) (LOC; JPMorgan
Chase Bank)	1.18	12/7/08	1,100,000	[a]	1,100,000
Penfield,
GO Notes, BAN	2.75	9/9/09	1,250,000		1,256,142
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,200,000		2,206,498
Port Authority of New York and New
Jersey, Equipment Notes	1.09	12/7/08	5,600,000	[a]	5,600,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,774,050		2,781,727
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Rockland
Jewish Community Center
Project) (LOC; Wachovia Bank)	1.15	12/7/08	13,945,000	[a]	13,945,000
Rockland County Industrial
Development Agency, IDR
(Piccini Industries, Ltd.
Project) (LOC; Wachovia Bank)	1.32	12/7/08	4,795,000	[a]	4,795,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	1.13	12/7/08	4,235,000	[a]	4,235,000
Rome City School District,
RAN	2.25	6/25/09	6,100,000		6,111,809
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	2.50	12/7/08	1,220,000	[a]	1,220,000
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	1.50	12/7/08	3,635,000	[a]	3,635,000
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	2.00	12/7/08	1,185,000	[a]	1,185,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	2.30	12/7/08	1,905,000	[a]	1,905,000
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,200,000		1,205,509
Southeast Industrial Development
Agency, IDR (Unilock New York, Inc.
Project) (LOC; Bank One)	1.85	12/7/08	2,600,000	[a]	2,600,000
Stillwater Central School
District, GO Notes, BAN	2.75	9/24/09	6,000,000		6,028,658
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	0.95	12/7/08	2,940,000	[a]	2,940,000
Ulster County Industrial
Development Agency, IDR (De
Luxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	2.00	12/7/08	2,500,000	[a]	2,500,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	2.20	12/7/08	2,445,000	[a]	2,445,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key Bank)	2.50	12/7/08	5,460,000	[a]	5,460,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	1.18	12/7/08	14,600,000	[a]	14,600,000

Total Investments (cost $587,925,811)			99.0%		587,925,811
Cash and Receivables (Net)			1.0%		5,670,097
Net Assets			100.0%		593,595,908

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $30,735,000 or 5.2% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.5
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	1.7
Not Rated [d]		Not Rated [d]		Not Rated [d]	14.8
					100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments	587,925,811	587,925,811
Cash		5,145,658
Interest receivable		1,873,925
Prepaid expenses and other assets		29,765
		594,975,159

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		319,390
Payable for shares of Beneficial Interest redeemed		1,026,284
Accrued expenses		33,577
		1,379,251

Net Assets ($)		593,595,908

Composition of Net Assets ($):
Paid-in capital		593,459,669
Accumulated undistributed investment income—net		100,912
Accumulated net realized gain (loss) on investments		35,327

Net Assets ($)		593,595,908

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	370,719,078	222,876,830
Shares Outstanding	370,643,320	222,831,100

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2008

Investment Income ($):
Interest Income	14,018,384
Expenses:
Management fee—Note 2(a)	2,669,388
Shareholder servicing costs—Note 2(c)	767,999
Distribution and prospectus fees—Note 2(b)	361,611
Professional fees	65,323
Custodian fees—Note 2(c)	61,729
Registration fees	42,122
Treasury Insurance expense—Note 1(e)	40,039
Trustees’ fees and expenses—Note 2(d)	27,318
Prospectus and shareholder reports	13,468
Miscellaneous	32,939
Total Expenses	4,081,936
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(97,757)
Less—reduction in fees due to earnings credits—Note 1(b)	(61,654)
Net Expenses	3,922,525
Investment Income—Net	10,095,859

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	35,327
Net Increase in Net Assets Resulting from Operations	10,131,186

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2008	2007

Operations ($):
Investment income—net	10,095,859	9,964,760
Net realized gain (loss) on investments	35,327	18,800
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,131,186	9,983,560

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,255,991)	(7,439,855)
Class B Shares	(3,019,246)	(2,577,153)
Total Dividends	(10,275,237)	(10,017,008)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	1,129,378,283	639,015,339
Class B Shares	782,825,121	515,160,122
Dividends reinvested:
Class A Shares	6,966,980	7,131,942
Class B Shares	3,007,163	2,567,015
Cost of shares redeemed:
Class A Shares	(1,061,461,025)	(630,205,867)
Class B Shares	(698,047,727)	(460,132,265)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	162,668,795	73,536,286
Total Increase (Decrease) in Net Assets	162,524,744	73,502,838

Net Assets ($):
Beginning of Period	431,071,164	357,568,326
End of Period	593,595,908	431,071,164
Undistributed investment income—net	100,912	261,490

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.030	.028	.017	.005
Distributions:
Dividends from investment income—net	(.021)	(.030)	(.028)	(.017)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.13	3.08	2.79	1.67	.52

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.66	.66	.66	.66
Ratio of net expenses
to average net assets	.60	.66	.66	.65	.66
Ratio of net investment income
to average net assets	2.01	3.02	2.75	1.66	.52

Net Assets, end of period ($ x 1,000)	370,719	295,960	280,041	315,824	291,725

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.027	.024	.013	.002
Distributions:
Dividends from investment income—net	(.017)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.73	2.74	2.43	1.32	.22

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	1.08	1.07	1.08	1.08
Ratio of net expenses
to average net assets	1.00	1.00	1.00	.99	.95
Ratio of net investment income
to average net assets	1.65	2.69	2.40	1.46	.20

Net Assets, end of period ($ x 1,000)	222,877	135,111	77,527	92,293	25,609

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General New York Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2008, sub-accounting service fees amounted to $89,232 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unreal-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

ized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	587,925,811
Level 3—Significant Unobservable Inputs	0
Total	587,925,811

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2008 and November 30, 2007, were as follows: tax exempt income $10,256,437 and $9,703,270, ordinary income $1,440 and $313,738 and long-term capital gains $17,360 and $0, respectively.

During the period ended November 30, 2008, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $18,800 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program,which was originally set to expire on December 18,2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2008, Class B shares were charged $361,611, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, Class A shares were charged $134,475 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make pay-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

ments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2007 through November 30, 2008, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2008, Class B shares were charged $446,158 pursuant to the Class B Shareholder Services Plan, of which $97,757 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $63,710 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $4,997 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $61,729 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $6,086 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $227,130, Rule 12b-1 distribution plan fees $36,020, shareholder services plan fees $54,030, chief compliance officer fees $2,466 and transfer agency per account fees $10,870, which are offset against an expense reimbursement currently in effect in the amount of $11,126.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

General New York Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of General NewYork Municipal Money Market Fund, including the statement of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial report-ing.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General New York Municipal Money Market Fund at November 30, 2008, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 20, 2009

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2008 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are NewYork residents, New York state and New York city personal income taxes), except $17,360 of exempt-interest dividends that is being designated as a long-term capital gain distribution and $1,440 that is being designated as an ordinary income distribution for reporting purposes.As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT, which will be mailed by January 31, 2009.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and the Performance Universe, as well as the Expense Group and the Expense Universe (discussed below). The Board members noted that the fund’s total return performance was at or above the Performance Group and the Performance Universe medians for the one-, two-, three-, four- five- and ten-year periods ended May 31, 2008, except for the ten-year period when the fund’s total return performance was below the Performance Universe median.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee was above the Expense Group and Expense Universe medians, and the total expense ratio was equal to the Expense Group median but above the Expense Universe median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was also noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65) Chairman of the Board (1995)

Principal Occupation During Past 5Years:

  Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 181

———————

Clifford L. Alexander, Jr. (75) Board Member (1986)

Principal Occupation During Past 5Years:

  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

  Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 54

———————

Principal Occupation During Past 5Years:

David W. Burke (72) Board Member (2007)

  Corporate Director and Trustee

Other Board Memberships and Affiliations:

No. of Portfolios for which Board Member Serves: 90

  John F. Kennedy Library Foundation, Director

———————

Peggy C. Davis (65) Board Member (1990) Principal Occupation During Past 5Years:

  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 58

Diane Dunst (69) Board Member (2007)

Principal Occupation During Past 5Years:

No. of Portfolios for which Board Member Serves: 22

  President, Huntting House Antiques

———————

Ernest Kafka (75) Board Member (1986) Principal Occupation During Past 5Years:

  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (65) Board Member (1989) Principal Occupation During Past 5Years:

  Commissioner, NYC Planning Commission (March 2007-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)

Other Board Memberships and Affiliations:

  Movado Group, Inc., Director
  Mayor’s Committee on Appointments, Chairman

No. of Portfolios for which Board Member Serves: 22

———————

Daniel Rose (79) Board Member (2007) Principal Occupation During Past 5Years:

  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm

Other Board Memberships and Affiliations:

  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director

No. of Portfolios for which Board Member Serves: 36

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Warren B. Rudman (78) Board Member (2007) Principal Occupation During Past 5Years:

  Stonebridge International LLC, Co-Chairman
  Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul, Weiss, Rifkind,Wharton & Garrison LLP

Other Board Memberships and Affiliations:

  Boston Scientific, Director
  D.B. Zwirn & Co.,Vice Chairman of the International Advisory Board

No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member Jay I. Meltzer, Emeritus Board Member Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,404 in 2007 and $31,316 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $10,398 in 2008. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,541 in 2007 and $3,273 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $161 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,890,737 in 2007 and $9,452,992 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ J. David Officer J. David Officer, President Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ J. David Officer J. David Officer, President Date: January 26, 2009 By: /s/ James Windels James Windels, Treasurer Date: January 26, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)